Ultimate Parent and Controlling Party	3 Months Ended
Mar. 31, 2023
Ultimate parent and controlling party [Abstract]
Ultimate Parent and Controlling Party	Ultimate Parent and Controlling Party Exscientia plc is the ultimate parent company of the Group. There is no ultimate controlling party.